TRADE RECEIVABLES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Current trade receivables gross	$ 8,973	$ 7,997
Less: assets of a disposal group held for sale	0	(69)
Current trade receivables	8,973	7,928
Financing Receivables No past Due Member [Member]
Statement1 [Line Items]
Current trade receivables gross	7,202	5,544
Less: assets of a disposal group held for sale		(26)
Current trade receivables		5,518
Financing Receivables 1 to 30 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	1,013	249
Less: assets of a disposal group held for sale		(15)
Current trade receivables		234
Financing Receivables 31 to 60 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	132	139
Less: assets of a disposal group held for sale		(3)
Current trade receivables		136
Financing Receivables 61 to 90 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	4	551
Less: assets of a disposal group held for sale		(3)
Current trade receivables		548
Financing Receivables 91 To 120 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	11	859
Less: assets of a disposal group held for sale		(22)
Current trade receivables		837
Financing Receivable Equal To Greater Than 120 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	$ 611	655
Less: assets of a disposal group held for sale		0
Current trade receivables		$ 655